Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[2]	Dec. 31, 2015	[2]
Cash and cash equivalents [abstract]
Cash		€ 35,984	€ 11,729
On Call deposits	[1]	898	12,233
Total cash and cash equivalents		€ 36,882	€ 23,962	€ 22,486		€ 17,194

[1]	The annual interest rate for deposits as of December 31, 2018 is 2.3% (1.5% as of December 31, 2017).
[2]	Please refer to Note 2C for functional and presentation currency.